ACQUISITIONS (Narrative) (Details) - USD ($) $ in Thousands			1 Months Ended				12 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Apr. 30, 2014	Feb. 28, 2014	Mar. 31, 2012	Feb. 29, 2012	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2010
Business Acquisition [Line Items]
Equity interest acquired, total consideration									$ 2,541
Purchase of equity method investment							$ 541
Equity method investments, Carrying value							$ 3,055		$ 2,502
Beijing Xinsi Yijia Technology Co., Ltd. ('Xinsi Yijia') [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired			100.00%
Equity interest percentage													75.00%
Equity interest acquired, total consideration			$ 2,541
Beijing Shibo Movie Technology Co., Ltd. ("Shibo Movie") [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired	50.00%	50.00%
Purchase of equity method investment						$ 794
Equity interest in joint venture						50.00%
Equity method investments, Carrying value				$ 456				[1]		[1]
Fair value of asset acquired and liabilities assumed				912
Xinghe Union [Member]
Business Acquisition [Line Items]
Purchase of equity method investment					$ 794
Equity interest in joint venture					50.00%
Percentage of equity interest transferred	50.00%				50.00%
Equity method investments, Carrying value				291				[2]		[2]
Gain on disposal of business				$ 165
Equity interests in Shibo Movie held by AirMedia [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired	50.00%	50.00%
China Digital TV Holding Co Ltd and CDTV BVI Subsidiary and VIE and VIE's subsidiaries [Member] | Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired														90.00%
Equity interest percentage													75.00%
China Digital TV Holding Co Ltd and CDTV BVI Subsidiary and VIE and VIE's subsidiaries [Member] | Xinghe Union [Member]
Business Acquisition [Line Items]
Percentage of equity interest transferred		50.00%
Yuewu Yuntian [Member] | Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired														10.00%
Equity interest percentage												13.50%	15.00%
Beijing Holch Capital Investment Center ('Holch Capital') [Member] | Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member]
Business Acquisition [Line Items]
Equity interest percentage												9.00%	10.00%

[1]	In February 2012, the Group and AirMedia set up a joint venture Shibo Movie, in which the group contributed cash of $794, representing 50% of equity interest in joint venture. The Group has accounted for this long-term investment using equity method accounting because the Group does not control the investee but has the ability to exercise significant influence over the operating and financial policies of the investee. On September 30, 2013, the Group signed a contract with AirMedia for the exchange for 50% equity interests in Shibo Movie held by AirMedia with its 50% equity interest in Xinghe Union. In February 2014, the exchange was completed and Shibo Movie became a wholly-owned subsidiary of the Group, and the transaction was accounted for by applying the acquisition method (Note 5(b)).
[2]	In March 2012, the Group and AirMedia set up a joint venture Xinghe Union, in which the group contributed cash of $794, representing 50% of equity interest in joint venture. The Group has accounted for this long-term investment using equity method accounting because the Group does not control the investee but has the ability to exercise significant influence over the operating and financial policies of the investee. On September 30, 2013, the Group signed a contract with AirMedia for the exchange for 50% equity interests in Shibo Movie held by AirMedia with its 50% equity interest in Xinghe Union. In February 2014, the exchange was completed and the 50% equity interest in Xinghe Union was transferred to AirMedia. The Group recorded a gain of $165 on the disposal of Xinghe Union (Note 5(b)).